Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Small Company Fund
(the "Fund")
Supplement dated June 1, 2022
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares'
Prospectus and Class P3 Shares' Prospectus, each dated September 30, 2021, as supplemented from time to time
(each a "Prospectus" and collectively, the "Prospectuses")
On May 25, 2022, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund's principal investment strategies, expense limitation agreement, management fee schedule, sub-advisory fee schedule and portfolio management team.
Effective June 1, 2022, the Prospectuses are revised as follows:
1.The sub-section of the Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares' Prospectus entitled "Fees and Expenses of the Fund - Annual Fund Operating Expenses" in the Fund's Summary Section is deleted and replaced with the following:
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	C	I	R	R6	T	W
Management Fees	%	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and/or	%	0.25	1.00	None	0.50	None	0.25	None
Shareholder Services
(12b-1) Fees
Other Expenses	%	0.30	0.30	0.31	0.30	0.12	0.30	0.30
Total Annual Fund Operating	%
Expenses		1.30	2.05	1.06	1.55	0.87	1.30	1.05
Waivers and Reimbursements[3]	%	(0.13)	(0.13)	(0.20)	(0.13)	(0.01)	(0.13)	(0.13)
Total Annual Fund Operating	%
Expenses After Waivers and		1.17	1.92	0.86	1.42	0.86	1.17	0.92
Reimbursements
1A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2Expense information has been restated to reflect current contractual rates.
3The adviser is contractually obligated to limit expenses to 1.17%, 1.92%, 0.86%, 1.42%, 0.86%, 1.17% and 0.92% for Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2023. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses.
2.The sub-section of the Class P3 Shares' Prospectus entitled "Fees and Expenses of the Fund -
Annual Fund Operating Expenses" in the Fund's Summary Section is deleted and replaced with the following:
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	P3
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.87%
Waivers and Reimbursements[2]	(0.87)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.00%
1Expense information has been restated to reflect current contractual rates.
2The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares through October 1, 2023. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
3.The table in the sub-section of the Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares' Prospectus entitled "Fees and Expenses of the Fund - Expense Example" in the Fund's Summary Section is deleted and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$687	951	1,235	2,042
C	Sold	$295	630	1,091	2,369
C	Held	$195	630	1,091	2,369
I	Sold or Held	$88	317	565	1,276
R	Sold or Held	$145	477	832	1,834
R6	Sold or Held	$88	277	481	1,072
T	Sold or Held	$366	639	933	1,767
W	Sold or Held	$94	321	567	1,271
4. The table in the sub-section of the P3 Shares' Prospectus entitled "Fees and Expenses of the Fund
- Expense Example" in the Fund's Summary Section is deleted and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	190	397	992
5. The section of the Prospectuses entitled "Principal Investment Strategies" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Fund, the sub-adviser and the sub-sub adviser (together, the "Sub-Adviser") defines small- capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization range of companies in the S&P SmallCap 600® Index as of June 30, 2021, ranged from $177.3 million to $16.4 billion. The market capitalization range of companies in the Russell 2000® Index as of June 30, 2021, ranged from $176.7 million to $29.1 billion.
The Fund may also invest in real estate-related securities including real estate investment trusts.
The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign stocks and depositary receipts.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
In managing the Fund, the Sub-Adviser invests in a portfolio of stocks that it believes have the potential to outperform the Fund's benchmark index over the long term. The Sub-Adviser uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases, news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
In evaluating investments for the Fund, the Sub-Adviser normally expects to take into account environmental, social, and governance ("ESG") factors, to determine whether any or all of those factors might have a material effect on the value, risks, or prospects of a company. The Sub- Adviser intends to rely primarily on factors identified through its proprietary empirical research as material to a particular company or the industry in which it operates.
The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as the Sub-Adviser considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub-Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up  to  33 1/3% of its total assets.

Class A C I R R6 T and W Shares | Voya Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Small Company Fund
(the "Fund")
Supplement dated June 1, 2022
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares'
Prospectus and Class P3 Shares' Prospectus, each dated September 30, 2021, as supplemented from time to time
(each a "Prospectus" and collectively, the "Prospectuses")
On May 25, 2022, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund's principal investment strategies, expense limitation agreement, management fee schedule, sub-advisory fee schedule and portfolio management team.
Effective June 1, 2022, the Prospectuses are revised as follows:
1.The sub-section of the Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares' Prospectus entitled "Fees and Expenses of the Fund - Annual Fund Operating Expenses" in the Fund's Summary Section is deleted and replaced with the following:
Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment
Class		A	C	I	R	R6	T	W
Management Fees	%	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and/or	%	0.25	1.00	None	0.50	None	0.25	None
Shareholder Services
(12b-1) Fees
Other Expenses	%	0.30	0.30	0.31	0.30	0.12	0.30	0.30
Total Annual Fund Operating	%
Expenses		1.30	2.05	1.06	1.55	0.87	1.30	1.05
Waivers and Reimbursements[3]	%	(0.13)	(0.13)	(0.20)	(0.13)	(0.01)	(0.13)	(0.13)
Total Annual Fund Operating	%
Expenses After Waivers and		1.17	1.92	0.86	1.42	0.86	1.17	0.92
Reimbursements
1A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2Expense information has been restated to reflect current contractual rates.
3The adviser is contractually obligated to limit expenses to 1.17%, 1.92%, 0.86%, 1.42%, 0.86%, 1.17% and 0.92% for Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2023. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses.
3.The table in the sub-section of the Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares' Prospectus entitled "Fees and Expenses of the Fund - Expense Example" in the Fund's Summary Section is deleted and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$687	951	1,235	2,042
C	Sold	$295	630	1,091	2,369
C	Held	$195	630	1,091	2,369
I	Sold or Held	$88	317	565	1,276
R	Sold or Held	$145	477	832	1,834
R6	Sold or Held	$88	277	481	1,072
T	Sold or Held	$366	639	933	1,767
W	Sold or Held	$94	321	567	1,271
5. The section of the Prospectuses entitled "Principal Investment Strategies" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Fund, the sub-adviser and the sub-sub adviser (together, the "Sub-Adviser") defines small- capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization range of companies in the S&P SmallCap 600® Index as of June 30, 2021, ranged from $177.3 million to $16.4 billion. The market capitalization range of companies in the Russell 2000® Index as of June 30, 2021, ranged from $176.7 million to $29.1 billion.
The Fund may also invest in real estate-related securities including real estate investment trusts.
The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign stocks and depositary receipts.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
In managing the Fund, the Sub-Adviser invests in a portfolio of stocks that it believes have the potential to outperform the Fund's benchmark index over the long term. The Sub-Adviser uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases, news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
In evaluating investments for the Fund, the Sub-Adviser normally expects to take into account environmental, social, and governance ("ESG") factors, to determine whether any or all of those factors might have a material effect on the value, risks, or prospects of a company. The Sub- Adviser intends to rely primarily on factors identified through its proprietary empirical research as material to a particular company or the industry in which it operates.
The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as the Sub-Adviser considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub-Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up  to  33 1/3% of its total assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses2Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2023
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
1A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Fund, the sub-adviser and the sub-sub adviser (together, the "Sub-Adviser") defines small- capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization range of companies in the S&P SmallCap 600® Index as of June 30, 2021, ranged from $177.3 million to $16.4 billion. The market capitalization range of companies in the Russell 2000® Index as of June 30, 2021, ranged from $176.7 million to $29.1 billion.
The Fund may also invest in real estate-related securities including real estate investment trusts.
The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign stocks and depositary receipts.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
In managing the Fund, the Sub-Adviser invests in a portfolio of stocks that it believes have the potential to outperform the Fund's benchmark index over the long term. The Sub-Adviser uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases, news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
In evaluating investments for the Fund, the Sub-Adviser normally expects to take into account environmental, social, and governance ("ESG") factors, to determine whether any or all of those factors might have a material effect on the value, risks, or prospects of a company. The Sub- Adviser intends to rely primarily on factors identified through its proprietary empirical research as material to a particular company or the industry in which it operates.
The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as the Sub-Adviser considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub-Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up  to  33 1/3% of its total assets.

Class A C I R R6 T and W Shares | Voya Small Company Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.17%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 687
3 Yrs	rr_ExpenseExampleYear03	951
5 Yrs	rr_ExpenseExampleYear05	1,235
10 Yrs	rr_ExpenseExampleYear10	2,042
1 Yr	rr_ExpenseExampleNoRedemptionYear01	687
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	951
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,042
Class A C I R R6 T and W Shares | Voya Small Company Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.92%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 295
3 Yrs	rr_ExpenseExampleYear03	630
5 Yrs	rr_ExpenseExampleYear05	1,091
10 Yrs	rr_ExpenseExampleYear10	2,369
1 Yr	rr_ExpenseExampleNoRedemptionYear01	195
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	630
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,091
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,369
Class A C I R R6 T and W Shares | Voya Small Company Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.86%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 88
3 Yrs	rr_ExpenseExampleYear03	317
5 Yrs	rr_ExpenseExampleYear05	565
10 Yrs	rr_ExpenseExampleYear10	1,276
1 Yr	rr_ExpenseExampleNoRedemptionYear01	88
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	317
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	565
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,276
Class A C I R R6 T and W Shares | Voya Small Company Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.42%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 145
3 Yrs	rr_ExpenseExampleYear03	477
5 Yrs	rr_ExpenseExampleYear05	832
10 Yrs	rr_ExpenseExampleYear10	1,834
1 Yr	rr_ExpenseExampleNoRedemptionYear01	145
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	477
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	832
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,834
Class A C I R R6 T and W Shares | Voya Small Company Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.86%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 88
3 Yrs	rr_ExpenseExampleYear03	277
5 Yrs	rr_ExpenseExampleYear05	481
10 Yrs	rr_ExpenseExampleYear10	1,072
1 Yr	rr_ExpenseExampleNoRedemptionYear01	88
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	277
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	481
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,072
Class A C I R R6 T and W Shares | Voya Small Company Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.17%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 366
3 Yrs	rr_ExpenseExampleYear03	639
5 Yrs	rr_ExpenseExampleYear05	933
10 Yrs	rr_ExpenseExampleYear10	1,767
1 Yr	rr_ExpenseExampleNoRedemptionYear01	366
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	639
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	933
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,767
Class A C I R R6 T and W Shares | Voya Small Company Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.92%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 94
3 Yrs	rr_ExpenseExampleYear03	321
5 Yrs	rr_ExpenseExampleYear05	567
10 Yrs	rr_ExpenseExampleYear10	1,271
1 Yr	rr_ExpenseExampleNoRedemptionYear01	94
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	321
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	567
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,271
Class P3 Shares | Voya Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Small Company Fund
(the "Fund")
Supplement dated June 1, 2022
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W Shares'
Prospectus and Class P3 Shares' Prospectus, each dated September 30, 2021, as supplemented from time to time
(each a "Prospectus" and collectively, the "Prospectuses")
On May 25, 2022, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund's principal investment strategies, expense limitation agreement, management fee schedule, sub-advisory fee schedule and portfolio management team.
Effective June 1, 2022, the Prospectuses are revised as follows:
2.The sub-section of the Class P3 Shares' Prospectus entitled "Fees and Expenses of the Fund -
Annual Fund Operating Expenses" in the Fund's Summary Section is deleted and replaced with the following:
Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	P3
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.87%
Waivers and Reimbursements[2]	(0.87)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.00%
1Expense information has been restated to reflect current contractual rates.
2The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares through October 1, 2023. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
4. The table in the sub-section of the P3 Shares' Prospectus entitled "Fees and Expenses of the Fund
- Expense Example" in the Fund's Summary Section is deleted and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	190	397	992
5. The section of the Prospectuses entitled "Principal Investment Strategies" in the Fund's Summary Section is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Fund, the sub-adviser and the sub-sub adviser (together, the "Sub-Adviser") defines small- capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization range of companies in the S&P SmallCap 600® Index as of June 30, 2021, ranged from $177.3 million to $16.4 billion. The market capitalization range of companies in the Russell 2000® Index as of June 30, 2021, ranged from $176.7 million to $29.1 billion.
The Fund may also invest in real estate-related securities including real estate investment trusts.
The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign stocks and depositary receipts.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
In managing the Fund, the Sub-Adviser invests in a portfolio of stocks that it believes have the potential to outperform the Fund's benchmark index over the long term. The Sub-Adviser uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases, news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
In evaluating investments for the Fund, the Sub-Adviser normally expects to take into account environmental, social, and governance ("ESG") factors, to determine whether any or all of those factors might have a material effect on the value, risks, or prospects of a company. The Sub- Adviser intends to rely primarily on factors identified through its proprietary empirical research as material to a particular company or the industry in which it operates.
The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as the Sub-Adviser considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub-Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up  to  33 1/3% of its total assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Fund, the sub-adviser and the sub-sub adviser (together, the "Sub-Adviser") defines small- capitalization companies as companies that are included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The market capitalization of companies within the S&P SmallCap 600® Index and the Russell 2000® Index will change with market conditions. The market capitalization range of companies in the S&P SmallCap 600® Index as of June 30, 2021, ranged from $177.3 million to $16.4 billion. The market capitalization range of companies in the Russell 2000® Index as of June 30, 2021, ranged from $176.7 million to $29.1 billion.
The Fund may also invest in real estate-related securities including real estate investment trusts.
The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign stocks and depositary receipts.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").
In managing the Fund, the Sub-Adviser invests in a portfolio of stocks that it believes have the potential to outperform the Fund's benchmark index over the long term. The Sub-Adviser uses quantitative methods, including artificial intelligence ("AI") models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases, news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
In evaluating investments for the Fund, the Sub-Adviser normally expects to take into account environmental, social, and governance ("ESG") factors, to determine whether any or all of those factors might have a material effect on the value, risks, or prospects of a company. The Sub- Adviser intends to rely primarily on factors identified through its proprietary empirical research as material to a particular company or the industry in which it operates.
The Sub-Adviser may give ESG factors equal consideration or may focus on one or more of those factors as the Sub-Adviser considers appropriate. The Sub-Adviser may consider specific ESG metrics or a company's progress or lack of progress toward meeting ESG targets. ESG factors will be only one consideration in the Sub-Adviser's evaluation of any potential investment, and the effect, if any, of ESG factors on the Sub-Adviser's decision whether to invest in any case will vary depending on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up  to  33 1/3% of its total assets.

Class P3 Shares | Voya Small Company Fund | Class P3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[1],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	none	[1]
1 Yr	rr_ExpenseExampleYear01	none
3 Yrs	rr_ExpenseExampleYear03	190
5 Yrs	rr_ExpenseExampleYear05	397
10 Yrs	rr_ExpenseExampleYear10	992
1 Yr	rr_ExpenseExampleNoRedemptionYear01	none
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	190
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	397
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 992

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.17%, 1.92%, 0.86%, 1.42%, 0.86%, 1.17% and 0.92% for Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2023. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares through October 1, 2023. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.